SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Sharebased Compensation Tables Abstract
Share based compensation expense
(in thousands)	2018	2017

Share based compensation expense for:
Stock options	$(1,051)	$(1,299)
RSUs	(337)	-
PSUs	(447)	-
Share based compensation expense	$(1,835)	$(1,299)

Stock options continuity
		Weighted-
		Average
		Exercise
	Number of	Price per
	Common	Share
	Shares	(CAD)

Stock options outstanding – January 1, 2018	11,799,650	$0.94
Granted	3,427,543	0.61
Expiries	(816,000)	1.30
Forfeitures	(546,000)	0.90
Stock options outstanding – December 31, 2018	13,865,193	$0.83
Stock options exercisable – December 31, 2018	7,439,950	$0.93

Stock options outstanding
	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD)	(Years)	Shares	(CAD)

Stock options outstanding
$ 0.50 to $ 0.99	3.28	11,797,193	$0.74
$ 1.00 to $ 1.19	1.19	1,202,000	1.09
$ 1.20 to $ 1.39	0.35	11,000	1.33
$ 1.40 to $ 1.99	0.18	855,000	1.82
Stock options outstanding - December 31, 2018	2.91	13,865,193	$0.83

Fair value of options granted assumptions
	2018	2017

Risk-free interest rate	2.02% - 2.12%	0.11% - 1.44%
Expected stock price volatility	43.17% - 48.39%	47.02% - 47.77%
Expected life	3.4 to 3.5 years	3.4 to 3.5 years
Estimated forfeiture rate	2.86% - 3.01%	2.94% - 4.14%
Expected dividend yield	–	–
Fair value per option granted	CAD$0.22 - CAD$0.23	CAD$0.21 - CAD$0.29

RSUs continuity
		Weighted-
		Average
	Number of	Fair Value
	Common	Per RSU
	Shares	(CAD)

RSUs outstanding – January 1, 2018	-	$-
Granted	1,299,432	0.65
Forfeitures	(99,000)	0.65
RSUs outstanding – December 31, 2018	1,200,432	$0.65
RSUs vested – December 31, 2018	-	$-

PSUs continuity
Weighted-
Average
	Number of	Fair Value
	Common	Per PSU
	Shares	(CAD)

PSUs outstanding – January 1, 2018	-	$-
Granted	2,200,000	0.65
PSUs outstanding – December 31, 2018	2,200,000	$0.65
PSUs vested – December 31, 2018	-	$-